Short Term Deposits - Schedule of Short Term Deposits (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
United States of America, Dollars
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	5.863%	6.195%
Israel, New Shekels
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	4.41%	4.568%